Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of weighted average assumptions
Nine Months Ended September 30, 2021
Constant risk free rate	0.8%
Constant volatility factor	40.0%
Geometric Brownian Motion	0.981

Schedule of the components of share-based compensation expense
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Research and development	2,588	—	5,185	—
Selling, general, and administrative	3,629	—	9,000	—
Total	$6,217	$—	$14,185	$—

Schedule of profit interest activity
	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested shares as of December 31, 2020	3,868,225	$2.72
Granted	5,188,548	$8.61
Vested	(2,005,004)	$5.31
Forfeited	(78,036)	$6.65
Nonvested shares as of September 30, 2021	6,973,733	$8.58